Financial Instruments (Schedule of Exposure to Index Risk with Respect to Derivative Instruments) (Details) - Interest exchange contract [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of fair value measurement of liabilities [line items]
Index receivable	CPI
Interest payable	1.70%
Expiration date	2031
Amount of linked principal	$ 242,666
Fair value	$ (2,853)
Index receivable	CPI
Interest payable	1.76%
Expiration date	2036
Amount of linked principal	$ 106,754
Fair value	$ (1,372)